Document and Entity Information	Oct. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001782223
Document Type	8-K
Document Period End Date	Oct. 06, 2022
Entity Registrant Name	Pyxis Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40881
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	150 Cambridgepark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	221-9059
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PYXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true